Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000217970
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth ETF
Trading Symbol	TCHP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Growth ETF (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth ETF	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 2,164,277,000
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	21.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,164,277 Number of Portfolio Holdings67 Portfolio Turnover Rate21.1%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	51.4%
Communication Services	18.0
Consumer Discretionary	11.8
Financials	6.8
Health Care	5.9
Industrials & Business Services	4.9
Utilities	0.4
Materials	0.4
Consumer Staples	0.0
Other	0.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	15.9%
Alphabet	12.2
Broadcom	6.0
Apple	4.5
Microsoft	4.4
Advanced Micro Devices	3.6
Meta Platforms	3.5
Amazon.com	3.3
Carvana	3.2
Eli Lilly	3.2

Material Fund Change [Text Block]